Tax (Tables)	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Tax charge
	2017	2016	2015
	£m	£m	£m
Current tax charge/(credit)
Current year	768	896	1,605
Adjustments in respect of prior years	55	(361)	(188)
	823	535	1,417
Deferred tax charge/(credit)
Current year	1,507	393	(346)
Adjustments in respect of prior years	(90)	65	78
	1,417	458	(268)
Tax charge	2,240	993	1,149

Reconciliation between the actual tax charge and the corporate tax rate
	2017	2017	2016	2016	2015	2015
	£m	%	£m	%	£m	%
Profit before tax from continuing operations	3,541		3,230		1,146
Tax charge based on the standard UK corporation tax rate of 19.25% (2016: 20%; 2015: 20.25%)	682	19.3%	646	20.0%	232	20.3%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 29.4% (2016: 32.8%; 2015: 33.4%))	356	10.1%	415	12.8%	151	13.1%

Recurring items:
Non-creditable taxes including withholding taxes	191	5.4%	277	8.6%	309	27.0%
Non-deductible expenses	90	2.5%	114	3.5%	67	5.8%
Impact of UK bank levy being non-deductible	70	2.0%	82	2.5%	96	8.4%
Tax adjustments in respect of share-based payments	5	0.1%	34	1.1%	30	2.6%
Non-taxable gains and income	(178)	(5.0%)	(199)	(6.2%)	(197)	(17.2%)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(71)	(2.0%)	(178)	(5.5%)	(71)	(6.2%)
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	(61)	(1.7%)	(128)	(4.0%)	(35)	(3.1%)
Adjustments in respect of prior years	(35)	(1.0%)	(296)	(9.2%)	(110)	(9.6%)
Other items	128	3.6%	88	2.7%	144	12.6%

Non-recurring items:
Re-measurement of US deferred tax assets due to US tax rate reduction	1,177	33.2%	-	-	-	-
Impact of the UK branch exemption election on US branch deferred tax assets	(276)	(7.8%)	-	-	-	-

Non-deductible provisions for UK customer redress	129	3.6%	203	6.3%	283	24.7%
Non-deductible provisions for investigations and litigation	72	2.0%	48	1.5%	261	22.8%
Non-taxable gains and income on divestments	(39)	(1.1%)	(180)	(5.6%)	(50)	(4.4%)
Non-deductible impairments and losses on divestments	-	-	67	2.1%	39	3.4%

Total tax charge	2,240	63.3%	993	30.7%	1,149	100.3%

Current tax assets and liabilities
	2017	2016
	£m	£m
Assets	561	415
Liabilities	(737)	(903)
As at 1 January	(176)	(488)
Income statement from continuing operations	(823)	(535)
Other comprehensive income	93	23
Corporate income tax paid	708	780
Other movements	94	44
	(104)	(176)
Assets	482	561
Liabilities	(586)	(737)
As at 31 December	(104)	(176)

Deferred tax assets and liabilities
	2017	2016
	£m	£m
Intermediate Holding Company ("IHC Tax Group")	1,413	2,207
Barclays Bank PLC ("US Branch Tax Group")	1,234	1,766
Barclays PLC - UK tax group	492	575
Other	318	321
Deferred tax asset	3,457	4,869
Deferred tax liability	(44)	(29)
Net deferred tax	3,413	4,840

Movements on deferred tax assets and liabilities during the year before offsetting
	Fixed assettimingdifferences	Availablefor saleinvestments	Cash flowhedges	Retirementbenefitobligations	Loanimpairmentallowance	Otherprovisions	Tax lossescarriedforward	Share-basedpayments and deferred compensation	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	1,801	183	-	91	151	251	503	732	2,013	5,725
Liabilities	(92)	(141)	(333)	-	-	-	-	-	(319)	(885)
At 1 January 2017	1,709	42	(333)	91	151	251	503	732	1,694	4,840
Income statement	(353)	-	-	(322)	(38)	(69)	131	(307)	(459)	(1,417)
Other comprehensive income	-	(3)	262	49	-	-	-	(22)	22	308
Other movements	(118)	-	(4)	16	(5)	(25)	(38)	(19)	(125)	(318)
	1,238	39	(75)	(166)	108	157	596	384	1,132	3,413
Assets	1,266	200	1	52	108	157	596	384	1,362	4,126
Liabilities	(28)	(161)	(76)	(218)	-	-	-	-	(230)	(713)
At 31 December 2017	1,238	39	(75)	(166)	108	157	596	384	1,132	3,413

Assets	2,008	28	5	95	157	261	902	623	1,511	5,590
Liabilities	(194)	(70)	(239)	(144)	-	-	-	-	(570)	(1,217)
At 1 January 2016	1,814	(42)	(234)	(49)	157	261	902	623	941	4,373
Income statement	(358)	9	(7)	(8)	52	17	(522)	15	344	(458)
Other comprehensive income	-	49	(61)	132	-	-	-	20	(6)	134
Other movements	253	26	(31)	16	(58)	(27)	123	74	415	791
	1,709	42	(333)	91	151	251	503	732	1,694	4,840
Assets	1,801	183	-	91	151	251	503	732	2,013	5,725
Liabilities	(92)	(141)	(333)	-	-	-	-	-	(319)	(885)
At 31 December 2016	1,709	42	(333)	91	151	251	503	732	1,694	4,840

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Tax charge
	2017	2016	2015
	£m	£m	£m
Current tax charge/(credit)
Current year	659	1,147	1,772
Adjustment for prior years	44	(359)	(188)
	703	788	1,584
Deferred tax charge/(credit)
Current year	1,487	392	(360)
Adjustment for prior years	(65)	65	78
	1,422	457	(282)
Tax charge	2,125	1,245	1,302

Reconciliation between the actual tax charge and the corporate tax rate
	2017	2016	2015
	£m	£m	£m
Profit before tax from continuing operations	3,165	4,383	1,914
Tax charge based on the standard UK corporation tax rate of 19.25% (2016: 20%, 2015: 20.25%)	610	877	387
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 29.8% (2016: 29.5%, 2015: 28.1%))	333	415	151

Recurring items:
Non-creditable taxes including withholding taxes	191	277	309
Non-deductible expenses	82	114	67
Impact of UK bank levy being non-deductible	70	82	96
Banking surcharge on UK profits	6	75	-
Tax adjustments in respect of share based payments	4	34	30
Non-taxable gains and income	(191)	(208)	(197)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(72)	(178)	(71)
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	(61)	(128)	(35)
Adjustments in respect of prior years	(21)	(294)	(110)
Other items	111	81	142

Non-recurring items:
One off re-measurement of US deferred tax assets	1,177
Impact of the UK branch exemption on deferred tax assets	(276)
Non-deductible provisions for UK customer redress	129	203	283
Non-deductible provisions for investigations and litigation	72	48	261
Non-taxable gains and income on divestments	(39)	(180)	(50)
Non-deductible impairments and losses on divestments	-	27	39
Tax charge	2,125	1,245	1,302
Effective tax rate	67.2%	28.4%	68.0%

Current tax assets and liabilities
	2017	2016
	£m	£m
Assets	501	385
Liabilities	(708)	(930)
As at 1 January	(207)	(545)
Income statement from continuing operations	(703)	(788)
Other comprehensive income	26	295
Corporate income tax paid	672	742
Other movements	94	89
	(118)	(207)
Assets	376	501
Liabilities	(494)	(708)
As at 31 December	(118)	(207)